UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
DWS High Income Trust

Investment Company Act file number  811-05482

DWS High Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  11/30

Date of reporting period:  7/1/09-6/30/10

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

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ICA File Number: 811-05482
Reporting Period: 07/01/2009 - 06/30/2010
DWS High Income Trust

========================= A     DWS HIGH INCOME TRUST ==========================

GEO SPECIALTY CHEMICALS INC.

Ticker:       GEOSC          Security ID:  37246R106
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  NOV 2, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Duncan H. Cocroft        For       For          Management
1.2   Elect Director David L. Eaton           For       For          Management
1.3   Elect Director Kenneth A. Ghazey        For       For          Management
1.4   Elect Director Philip J. Gund           For       For          Management
1.5   Elect Director Charles Macaluso         For       For          Management
1.6   Elect Director Bradley E. Scher         For       For          Management
2     Increase Authorized Common Stock        For       Abstain      Management

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GEO SPECIALTY CHEMICALS INC.

Ticker:       GEOSC          Security ID:  37246R205
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  NOV 2, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Duncan H. Cocroft        For       For          Management
1.2   Elect Director David L. Eaton           For       For          Management
1.3   Elect Director Kenneth A. Ghazey        For       For          Management
1.4   Elect Director Philip J. Gund           For       For          Management
1.5   Elect Director Charles Macaluso         For       For          Management
1.6   Elect Director Bradley E. Scher         For       For          Management
2     Increase Authorized Common Stock        For       Abstain      Management

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WORLD COLOR PRESS INC.

Ticker:       WC             Security ID:  981442106
Meeting Date: MAY 13, 2010   Meeting Type: Annual/Special
Record Date:  MAR 29, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Mark Alan Angelson as Director    For       For          Management
1.2   Elect Michael Brennan Allen as Director For       For          Management
1.3   Elect Raymond John Bromark as Director  For       For          Management
1.4   Elect Gabriel de Alba as Director       For       For          Management
1.5   Elect James Joseph Gaffeney as Director For       For          Management
1.6   Elect Jack Kliger as Director           For       For          Management
1.7   Elect David Lyman McAusland as Director For       For          Management
1.8   Elect Thomas O'Neal Ryder as Director   For       For          Management
2     Approve KPMG LLP as Auditors and        For       For          Management
      Authorize Board to Fix Their
      Remuneration
3     Include French name in the Articles     For       For          Management
      (Imprimerie World Color Inc.)
4     Amend and Restate Deferred Share Unit   For       For          Management
      Plan
5     Approve Amended and Restated Restricted For       For          Management
      Share Unit Plan

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WORLD COLOR PRESS INC.

Ticker:       WC             Security ID:  981442106
Meeting Date: JUN 25, 2010   Meeting Type: Special
Record Date:  MAY 17, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Arrangement                     For       Against      Management

========== END NPX REPORT

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      DWS High Income Trust

By (Signature and Title)* /s/Michael G. Clark

Michael G. Clark, Chief Executive Officer

Date  8/17/10

* Print the name and title of each signing officer under his or her signature.